Annual Fund Operating Expenses	Jul. 25, 2025
T. Rowe Price Spectrum Moderate Allocation Fund-Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	0.94%	[1]
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.76%	[1]
T. Rowe Price Spectrum Moderate Allocation Fund-I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	0.80%	[1]
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.62%	[1]
T. Rowe Price Spectrum Moderate Growth Allocation Fund-Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.92%	[3]
Fee Waiver or Reimbursement	(0.14%)	[4]
Net Expenses (as a percentage of Assets)	0.78%	[3]
T. Rowe Price Spectrum Moderate Growth Allocation Fund-I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	0.77%	[3]
Fee Waiver or Reimbursement	(0.14%)	[4]
Net Expenses (as a percentage of Assets)	0.63%	[3]
T. Rowe Price Spectrum Conservative Allocation Fund-Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.90%	[5]
Fee Waiver or Reimbursement	(0.23%)	[6]
Net Expenses (as a percentage of Assets)	0.67%	[5]
T. Rowe Price Spectrum Conservative Allocation Fund-I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	0.77%	[5]
Fee Waiver or Reimbursement	(0.23%)	[6]
Net Expenses (as a percentage of Assets)	0.54%	[5]

[1]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[2]	T. Rowe Price Associates, Inc., permanently waives a portion of the fund’s management fee in order to ensure that the fund’s management fee does not duplicate the fund’s management fees of each underlying fund.
[3]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[4]	T. Rowe Price Associates, Inc., permanently waives a portion of the fund’s management fee in order to ensure that the fund’s management fee does not duplicate the fund’s management fees of each underlying fund.
[5]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[6]	T. Rowe Price Associates, Inc., permanently waives a portion of the fund’s management fee in order to ensure that the fund’s management fee does not duplicate the fund’s management fees of each underlying fund.